Debt Extinguishment	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Debt Extinguishment

NOTE 13 – DEBT EXTINGUISHMENT

Gain on debt extinguishment

In connections with the RedDiamond and Bellridge debt modifications and warrants cancellations and other debt modifications discussed elsewhere, on the Modification Dates or repayment dates, for the year ended December 31, 2019, the Company recorded an aggregate gain on debt extinguishment of $39,090,168 which consists of the following.

	Gain (loss) on extinguishment on modification date	Other	Total gain (loss) on debt extinguishment
Gain from reversal of derivative liabilities on Modification Date or repayment date (note 8)	$61,841,708	$246,110	$62,087,818
Fair value of common shares issued on Modification Date (note 10)	(17,934,000)	-	(17,934,000)
Fair value of warrants issued on modification dates (note 10)	-	(3,620,498)	(3,620,498)
Conversion inducement expense (note 10)	-	(1,164,220)	(1,164,220)
Write-off of remaining debt discount	(1,013,118)	(152,240)	(1,165,358)
Reversal of put premium on stock-settled debt related to cancellation of conversion terms (note 8)	385,385	-	385,385
Reduction of principal and interest balances due	501,041	-	501,041
Gain (loss) of debt extinguishment	$43,781,016	$(4,690,848)	$39,090,168